Investment in Affiliates - Balance Sheet Data (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Investments In And Advances To Affiliates [Line Items]
Current assets	$ 113,923	$ 89,528
Non-current assets	1,556,375	1,603,944
Current liabilities	54,663	71,598
Non-current liabilties	1,084,232	1,122,623
Navios Midstream
Investments In And Advances To Affiliates [Line Items]
Current assets	41,926	31,742
Non-current assets	442,850	353,920
Current liabilities	6,056	18,113
Non-current liabilties	197,495	114,065
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Current assets	12,304	13,764
Non-current assets	184,830	190,638
Current liabilities	14,250	15,649
Non-current liabilties	$ 190,675	$ 191,744